Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our named executive officers for each of the fiscal years ended March 31, 2026, 2025 and 2024, and our financial performance for each such fiscal year. The amounts shown for “Compensation Actually Paid” reflects the Summary Compensation Table total with certain adjustments as described below, but does not reflect compensation actually earned, realized, or received by our NEOs.

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Earnings ($)
2026	2,709,607	2,874,307	1,936,534	1,855,808	156.88	19,533,000
2025	700,734	662,234	365,704	361,854	131.31	6,085,000
2024	1,614,524	1,693,724	693,581	701,501	165.26	17,345,000

(1) For each fiscal year shown, our principal executive officers, or PEOs and our remaining NEOs or Non-PEO NEOs, represent the following individuals:

Year	PEOs	Non-PEO NEOs
2026	Michael J. Taylor	Alex LaRue, Gaurav Chhibbar
2025	Michael J. Taylor	Alex LaRue
2024	Michael J. Taylor	Alex LaRue

(2) Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs for the relevant fiscal year as determined under Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”, which include the following adjustments:

PEO Total Compensation Amount	$ 2,709,607	$ 700,734	$ 1,614,524
PEO Actually Paid Compensation Amount	$ 2,874,307	662,234	1,693,724
Adjustment To PEO Compensation, Footnote
Compensation actually paid to PEO and average compensation actually paid to Non-PEO NEOs

As Reported in Summary Compensation Table(a)			Equity Award Adjustments
Year	Total Compensation ($)	Deduct Stock and Option Awards ($)	Add Fair Value as of Year End of Awards Granted During Year that Remain Outstanding and Unvested as of Year End(b) ($)	Add Year over Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested as of Year End(c) ($)	Add Fair Value as of Vesting Date of Awards Granted During Year that Vested During Year(d) ($)	Add Year over Year Change in Fair Value of Awards Granted in Prior Year that Vest During Year(e) ($)	Compensation “Actually Paid” (f) ($)
PEO
2026	2,709,607	(718,234)	887,934	-	-	(5,000)	2,874,307
2025	700,734	-	-	(38,500)	-	-	662,234
2024	1,614,524	-	-	74,000	-	5,200	1,693,724
Non-PEO NEOs
2026	1,936,534	(683,593)	603,152	-	-	(286)	1,855,808
2025	365,704	-	-	(3,850)	-	-	361,854
2024	693,581	-	-	7,400	-	520	701,501

(a)

Reflects, for our PEO, the applicable amounts reported in the Summary Compensation Table and for the Non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)

Reflects either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the Non-PEO NEOs, in each case as of March 31 of the covered fiscal year of awards granted in the covered fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(c)

Reflects either (i) the change in fair value, with respect to our PEO, or (ii) the average of the change in fair value, with respect to the Non-PEO NEOs, in each case from March 31 of the prior fiscal year to March 31 of the covered fiscal year of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(d)

Reflects either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the Non-PEO NEOs, in each case, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(e)

Reflects either (i) the change in fair value, with respect to our PEO, or (ii) the average of the change in fair value, with respect to the Non-PEO NEOs, in each case from March 31 of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(f)	Reflects, for our PEO, the total compensation actually paid and for the Non-PEO NEOs, the average total compensation actually paid in each of the fiscal years indicated.

Non-PEO NEO Average Total Compensation Amount	$ 1,936,534	365,704	693,581
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,855,808	361,854	701,501
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to PEO and average compensation actually paid to Non-PEO NEOs

As Reported in Summary Compensation Table(a)			Equity Award Adjustments
Year	Total Compensation ($)	Deduct Stock and Option Awards ($)	Add Fair Value as of Year End of Awards Granted During Year that Remain Outstanding and Unvested as of Year End(b) ($)	Add Year over Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested as of Year End(c) ($)	Add Fair Value as of Vesting Date of Awards Granted During Year that Vested During Year(d) ($)	Add Year over Year Change in Fair Value of Awards Granted in Prior Year that Vest During Year(e) ($)	Compensation “Actually Paid” (f) ($)
PEO
2026	2,709,607	(718,234)	887,934	-	-	(5,000)	2,874,307
2025	700,734	-	-	(38,500)	-	-	662,234
2024	1,614,524	-	-	74,000	-	5,200	1,693,724
Non-PEO NEOs
2026	1,936,534	(683,593)	603,152	-	-	(286)	1,855,808
2025	365,704	-	-	(3,850)	-	-	361,854
2024	693,581	-	-	7,400	-	520	701,501

(a)

Reflects, for our PEO, the applicable amounts reported in the Summary Compensation Table and for the Non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)

Reflects either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the Non-PEO NEOs, in each case as of March 31 of the covered fiscal year of awards granted in the covered fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(c)

Reflects either (i) the change in fair value, with respect to our PEO, or (ii) the average of the change in fair value, with respect to the Non-PEO NEOs, in each case from March 31 of the prior fiscal year to March 31 of the covered fiscal year of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(d)

Reflects either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the Non-PEO NEOs, in each case, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(e)

Reflects either (i) the change in fair value, with respect to our PEO, or (ii) the average of the change in fair value, with respect to the Non-PEO NEOs, in each case from March 31 of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(f)	Reflects, for our PEO, the total compensation actually paid and for the Non-PEO NEOs, the average total compensation actually paid in each of the fiscal years indicated.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Pay and Financial Performance Measures

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our Non-PEO NEOs, with our cumulative total shareholder return, or TSR, for the fiscal years ended March 31, 2026, 2025 and 2024. TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income

The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our Non-PEO NEOs, with our net income, for the fiscal years ended March 31, 2026, 2025 and 2024.

Total Shareholder Return Amount	$ 156.88	131.31	165.26
Net Income (Loss)	19,533,000	6,085,000	17,345,000
PEO Name				Michael J. Taylor
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(718,234)	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	887,934	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(38,500)	74,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,000)	0	5,200
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(683,593)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	603,152	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,850)	7,400
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (286)	$ 0	$ 520